Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (648,712)	₩ (670,435)
Changes in fair value of equity investments at fair value through other comprehensive income	(285,073)	(295,300)
Foreign currency translation differences	(202,636)	(417,817)
Gain or losses on valuation of derivatives	(438)	(352)
Others	(21,121)	(20,464)
Reserves	₩ (1,157,980)	₩ (1,404,368)